CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Common Stock in Treasury	Noncontrolling Interest
Total stockholders' equity, Beginning of Period at Dec. 31, 2008	$ 1,743.9	$ 1.1	$ 1,046.2	$ 1,356.6	$ (82.3)	$ (599.9)	$ 22.2
Shares oustanding, Beginning of Period (in shares) at Dec. 31, 2008		94.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(396.1)			(398.4)			2.3
Translation adjustment	139.6				139.6
Pension liability adjustment	(18.7)				(18.7)
Derivative hedging adjustment	(2.6)				(2.6)
Debt and equity security adjustment	0
Comprehensive Income (Loss)	(277.8)
Issuance of Common Stock	186.6	0.1	186.5
Issuance of Common Stock (in shares)		13.30
Compensation under Stock-based Plans - net	(14.0)		(15.4)			1.4
Acquisition	9.7						9.7
Purchase of noncontrolling interest	(1.7)		1.2				(2.9)
Distributions to noncontrolling interest	(7.1)						(7.1)
Issuance of convertible debt - net of tax	35.0		35.0
Acquisition of Treasury Stock	(0.2)					(0.2)
Total stockholders' equity, End of Period at Dec. 31, 2009	1,674.4	1.2	1,253.5	958.2	36.0	(598.7)	24.2
Shares outstanding, End of Period (in shares) at Dec. 31, 2009		107.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	362.5			358.5			4.0
Translation adjustment	(65.8)				(65.9)		0.1
Pension liability adjustment	28.0				28.0
Derivative hedging adjustment	1.5				1.5
Debt and equity security adjustment	100.8				100.8
Comprehensive Income (Loss)	427.0
Issuance of Common Stock	27.5		27.5
Issuance of Common Stock (in shares)		0.80
Compensation under Stock-based Plans - net	(1.9)		(3.8)			1.9
Compensation under Stock-based Plans - net (in shares)		0.1
Acquisition	7.5						7.5
Divestiture	(3.6)						(3.6)
Purchase of noncontrolling interest	(13.6)		(13.0)				(0.6)
Distributions to noncontrolling interest	3.4						(3.4)
Acquisition of Treasury Stock	(2.5)					(2.5)
Acquisition of Treasury Stock (in shares)		(0.1)
Total stockholders' equity, End of Period at Dec. 31, 2010	2,111.4	1.2	1,264.2	1,316.7	100.4	(599.3)	28.2
Shares outstanding, End of Period (in shares) at Dec. 31, 2010		108.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	40.7			45.2			(4.5)
Translation adjustment	(101.9)				(101.0)		(0.9)
Pension liability adjustment	(23.5)				(23.5)
Derivative hedging adjustment	(1.5)				(1.5)
Debt and equity security adjustment	(99.9)				(99.9)
Comprehensive Income (Loss)	(186.1)
Issuance of Common Stock	26.5		26.5
Issuance of Common Stock (in shares)		0.70
Compensation under Stock-based Plans - net	(11.1)		(13.7)			2.6
Compensation under Stock-based Plans - net (in shares)		0.1
Acquisition	258.3						258.3
Purchase of noncontrolling interest	(6.5)		(5.2)				(1.3)
Distributions to noncontrolling interest	(1.7)						(1.7)
Acquisition of Treasury Stock	(2.4)					(2.4)
Acquisition of Treasury Stock (in shares)		(0.1)
Total stockholders' equity, End of Period at Dec. 31, 2011	$ 2,188.4	$ 1.2	$ 1,271.8	$ 1,361.9	$ (125.5)	$ (599.1)	$ 278.1
Shares outstanding, End of Period (in shares) at Dec. 31, 2011		108.8